Commitments and contingencies - Summary of commitments and contingent liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Statement [Line Items]
Lease commitments	$ 339
Less than 1 year [Member]
Statement [Line Items]
Lease commitments	123
1 - 3 years [Member]
Statement [Line Items]
Lease commitments	216
3-5 years [Member]
Statement [Line Items]
Lease commitments	0
More than 5 years [Member]
Statement [Line Items]
Lease commitments	$ 0